Shareholders' Equity - Summary of outstanding and exercisable options (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based compensation
Aggregate intrinsic value		$ 0
Number of options
Outstanding at the beginning	3,822,374
Outstanding at the end		3,822,374
Options exercisable		1,812,164
Consultant
Number of options
Outstanding at the beginning	3,822,374	2,453,767	1,220,762
Granted		1,593,590	1,379,556
Forfeited		(221,611)	(90,282)
Expired		(3,372)	(54,519)
Exercised			(1,750)
Outstanding at the end		3,822,374	2,453,767
Weighted Average Exercise Price
Outstanding at the beginning	$ 2.50	$ 3.32	$ 3.21
Granted		1.03	3.52
Forfeited		1.30	2.69
Expired		13.32	5.22
Exercised			3.13
Outstanding at the end		$ 2.50	$ 3.32
Stock Options | 2011 share option plan
Share-based compensation
Aggregate intrinsic value	$ 0
Number of options
Outstanding at the beginning	3,822,374
Granted	885,000
Forfeited	(1,578,031)
Outstanding at the end	3,129,343	3,822,374
Options exercisable	2,389,840
Weighted Average Exercise Price
Outstanding at the beginning	$ 2.50
Outstanding at the end	2.44	$ 2.50
Options exercisable	$ 3.01
Weighted Average Remaining Contractual Life in Years
Weighted Average Remaining Contractual Life in Years	7 years 10 months 24 days	8 years 6 months
Options exercisable	7 years 6 months